UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive

Second Floor

Madison, Wisconsin 53717

(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1200 John Q. Hammons Drive

Second Floor

Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

Plumb Funds is a trademark of
Wisconsin Capital Funds,Inc.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2008

www.plumbfunds.com

This page Intentionally Left Blank

PLUMB FUNDS

Dear Fellow Shareholders:

We launched the Plumb Funds on May 24, 2007. It has been a difficult time to introduce new Funds as the S&P 500 index is down 10.78% since the Funds’ inception. Not surprisingly, the Plumb Funds have trailed their benchmark performance since inception, due primarily to a slight overweight in financial-related securities and uncertainty surrounding the deal between Microsoft, the Funds’ largest holding, and Yahoo. We see signs that both these issues are beginning to resolve themselves.

Although we are disappointed by the Funds’ performance since inception, we remain optimistic. Since the Federal Reserve’s orchestrated bailout of Bear Stearns, credit markets are beginning to loosen, and capital is beginning to flow. Our slight overweight in financials since inception has translated into slight outperformance since the beginning of the year. On financials, we believe we are part owners in some of the strongest businesses in the sector. For example, JP Morgan and Bank of America are our principle holdings among the money center banks. Each has been able to take advantage of the crisis by buying distressed assets at rock bottom prices. We believe each still has enough strength on its balance sheet to take advantage of additional opportunities as they arise.

The credit crisis has also given us the opportunity to become part owners in what we believe are some great franchises that we had longed to own but were always too expensive. American Express and Alliance Data Systems are but two examples. We believe American Express is among the best businesses in the world. It has tremendous growth prospects in international markets, requires only modest amounts of capital to run the business, and regularly returns almost all of its profits to shareholders. Alliance Data Systems is a Canadian credit card processor and issuer that specializes in building relationships between its clients and customers. Alliance is a nice little business that was supposed to be acquired by the Blackstone Group until the credit crisis hit, forcing Blackstone to abandon the deal. Because Alliance is a mid-sized company with a market capitalization of less than five billion, many larger funds may have been unable to take advantage of this attractive opportunity. The size and nimbleness of our Funds allowed us to take advantage of what we believe was the stock markets’ overreaction to the news of the abandonment of the deal.
While we have been able to selectively take advantage of the fallout in the financial sector, we remain leery of financials in general, especially those directly exposed to mortgages. Although improving, many financial companies’ balance sheets remain stressed. It is difficult to tell how long the troubles will persist and how much shareholders will be asked to pay to support the businesses.

That said, we are finding exciting opportunities in less credit sensitive companies with strong consumer franchises that should perform well regardless of the situation in the financial sector. A case in point can be found in Nestle. Despite growing at an attractive rate for the past several years, Nestle still trades at a very attractive price after stripping out its ownership stake in Alcon and L’Oreal. Nestles’ recent actions to realize the value of Alcon should accelerate its stock to trade at the premium that the largest and arguably best food company in the world deserves. Like Nestle, we are finding other opportunities in less credit

PLUMB FUNDS

sensitive companies that should improve fund performance and perhaps lessen volatility over time. We look forward to sharing them with you in our next correspondence.

Finally, on Microsoft, we note that the market has taken a dim view of Microsoft’s bid to buy Yahoo. We expect Microsoft to remain disciplined and not to overpay for Yahoo. We are agnostic on Microsoft’s decision to buy Yahoo, believing that with or without Yahoo, Microsoft is, and could be, one of the strongest and potentially most profitable businesses in the world currently available at a very attractive price.

Fixed Income Discussion
The Funds were launched in a very challenging fixed income environment. We use bonds in the Balanced Fund to moderate the volatility of the stock market, but bonds can be very volatile in their own right if they are exposed to either credit or interest rate risk.

In May of last year, the “risk premium” associated with fixed income investing was at the lowest level in almost a decade. In general, it seemed that corporate bonds, no matter what their risk level, were priced as if nothing could ever go wrong. In addition, emerging inflation pressure made us reluctant to “lock in” yields that didn’t look that attractive compared to our long-term return goals.

Our strategy was to keep our bonds short and to buy only investment grade bonds. As the financial crisis developed and interest rates offered by major financial institutions rose dramatically, we began to add them to our portfolio. In hind sight, though the yields have proven to be attractive, we didn’t realize how the flood of new offerings and bad headlines would combine to make the pricing on these holdings to be so volatile.
We are positioned today in bonds that on average have less than three years to maturity and many of the holdings have yields in excess of 5%. In addition, we own some preferred stocks that are obligations of very strong financial institutions. These are paying almost 8% and we believe that that yield should be quite attractive over the next few years.

Conclusion
We are optimistic about the exciting future for the Plumb Funds. We believe the funds are made up of a portfolio of very strong businesses. These businesses are showing good growth and they are very reasonably priced. This combination should bode well going forward.

Sincerely,

/s/ Thomas G. Plumb
Thomas G. Plumb
Portfolio Manager

PLUMB FUNDS

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  Temporary Defensive Positions-Under adverse market conditions the funds could invest a substantial portion of their assets in US Treasury securities and money market securities which could reduce the benefit from any upswing market.

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after tax performance.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for complete holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

(5/08)

PLUMB FUNDS
Expense Example
March 31, 2008 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2008 (Continued)

Plumb Balanced Fund
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period October 1, 2007 to March 31, 2008*
Actual	$1,000.00	$892.30	$5.20

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,019.50	$5.55

* Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2007 to
	October 1, 2007	March 31, 2008	March 31, 2008
Actual	$1,000.00	$841.20	$5.52

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,019.00	$6.06

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

PLUMB FUNDS
Plumb Balanced Fund
(Unaudited)

Average Annual Rate of Return
Periods ended March 31, 2008
Since Inception
Plumb Balanced Fund	(11.44)%
Lehman Brothers Intermediate Government/Credit Bond Index	8.94%
S&P 500 Index	(10.78)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS
Plumb Equity Fund
(Unaudited)

Average Annual Rate of Return
Periods ended March 31, 2008
Since Inception
Plumb Equity Fund	(17.14)%
S&P 500 Index	(10.78)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS
Plumb Balanced Fund
Investments by Sector as of March 31, 2008
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Equity Fund
Investments by Sector as of March 31, 2008
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008

	Shares	Value
COMMON STOCKS – 63.27%
Aerospace & Defense – 0.93%
Boeing Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,000	$520,590

Air Freight & Logistics – 0.98%
United Parcel Service, Inc. . . . . . . . . . . . . . . . . . . . . . . .	7,500	547,650

Beverages – 1.53%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,000	852,180

Commercial Banks – 1.25%
Associated Banc-Corp . . . . . . . . . . . . . . . . . . . . . . . . . .	14,000	372,820
Marshall & Ilsley Corporation . . . . . . . . . . . . . . . . . . . .	14,000	324,800
		697,620
Communications Equipment – 2.72%
Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,000	1,517,670

Computers & Peripherals – 0.90%
Dell, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,200	501,984

Consumer Finance – 0.78%
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	437,200

Diversified Consumer Services – 2.21%
Apollo Group, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,000	302,400
Career Education Corp. (a) . . . . . . . . . . . . . . . . . . . . . .	16,000	203,520
Corinthian Colleges, Inc. (a) . . . . . . . . . . . . . . . . . . . . .	100,000	723,000
		1,228,920
Diversified Financial Services – 4.75%
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	23,600	894,676
J.P. Morgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . . .	19,000	816,050
Moody’s Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,800	933,444
		2,644,170
Electronic Equipment & Instruments – 1.09%
Anixter International, Inc. (a) . . . . . . . . . . . . . . . . . . . .	9,500	608,380

Energy Equipment & Services – 0.62%
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,000	348,000

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing – 3.81%
CVS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,000	$729,180
Walgreen Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,000	533,260
Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,300	858,684
		2,121,124
Food Products – 1.79%
Hain Celestial Group, Inc. (a) . . . . . . . . . . . . . . . . . . . . .	15,000	442,500
Nestle SA – ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,400	551,918
		994,418
Health Care Equipment & Supplies – 5.16%
Covidien Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,000	398,250
Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,000	1,112,510
Tomotherapy, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,000	387,450
Zimmer Holdings, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . .	12,500	973,250
		2,871,460
Health Care Providers & Services – 2.32%
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,500	813,905
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,100	476,567
		1,290,472
Industrial Conglomerates – 3.50%
General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,000	1,110,300
Tyco International Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	19,000	836,950
		1,947,250
Insurance – 3.46%
American International Group, Inc. . . . . . . . . . . . . . . .	26,000	1,124,500
Berkshire Hathaway, Inc. (a) . . . . . . . . . . . . . . . . . . . . .	6	800,400
		1,924,900
IT Services – 5.88%
Alliance Data Systems Corp. (a) . . . . . . . . . . . . . . . . . . .	11,000	522,610
Electronic Data Systems Corp. . . . . . . . . . . . . . . . . . . .	21,000	349,650
Fiserv, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,000	961,800
Metavante Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	18,000	359,820
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,000	445,380
Western Union Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,000	638,100
		3,277,360
Machinery – 0.75%
Manitowoc Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,200	416,160

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008 (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Media – 0.80%
The McGraw-Hill Companies, Inc. . . . . . . . . . . . . . . . .	12,000	$443,400

Multiline Retail – 1.04%
Kohl’s Corp. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,500	579,015

Oil, Gas & Consumable Fuels – 4.74%
ChevronTexaco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	15,700	1,340,152
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,400	1,302,532
		2,642,684
Pharmaceuticals – 3.23%
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,400	998,998
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	379,500
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,000	418,600
		1,797,098
Road & Rail – 1.32%
Burlington Northern Santa Fe Corp. . . . . . . . . . . . . . .	8,000	737,760

Semiconductor & Semiconductor Equipment – 1.18%
Microchip Technology, Inc. . . . . . . . . . . . . . . . . . . . . . .	20,000	654,600

Software – 4.02%
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,000	1,787,940
Oracle Corp. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,100	451,836
		2,239,776
Specialty Retail – 2.51%
Cabela’s, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50,000	708,000
Cost Plus, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90,000	301,500
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	279,700
Office Depot, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	110,500
		1,399,700
TOTAL COMMON STOCKS
(Cost $39,640,111) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		35,241,541

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008 (Continued)

	Shares	Value
PREFERRED STOCKS – 7.17%
Diversified Financial Services – 3.01%
Citigroup Capital VII, 7.125% . . . . . . . . . . . . . . . . . . . ..	32,270	$713,812
Citigroup, Inc., 8.125%, Series AA	40,000	961,600
		1,675,412
Security And Commodity Brokers,
Dealers, Exchanges, And Services – 1.41%
Fifth Third Capital TRV, 7.25% (b) . . . . . . . . . . . . . . . . .	35,000	784,350

Thrifts & Mortgage Finance – 2.75%
Countrywide Capital IV, 6.750% . . . . . . . . . . . . . . . . . .	40,000	680,800
Federal Home Loan Mortgage
Corp., 8.375%, Series Z . . . . . . . . . . . . . . . . . . . . . . . .	35,000	854,000
		1,534,800
TOTAL PREFERRED STOCKS
(Cost $4,167,978) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,994,562

EXCHANGE-TRADED FUND – 0.95%
Vanguard Europe Pacific ETF . . . . . . . . . . . . . . . . . . . . .	12,000	529,320

TOTAL EXCHANGE-TRADED FUND
(Cost $608,267) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		529,320

	Principal
	Amount
CORPORATE BONDS – 20.99%
Capital Markets – 1.70%
Bear Stearns Companies, Inc.
4.550%, 06/23/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000,000	946,089

Chemicals – 1.90%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,056,514

Credit Intermediation and Related Activities – 1.82%
Household Finance Corp.
6.375%, 11/27/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,013,833

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Electric, Gas, And Sanitary Services – 1.87%
WPS Resources Corp.
7.000%, 11/01/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000,000	$1,039,925

Food & Staples Retailing – 1.89%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,055,952

Insurance – 1.83%
Marsh & McLennan Companies, Inc.
7.125%, 06/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,018,264

Non-depository Credit Institutions – 4.53%
American General Financial Corp.
5.800%, 09/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	498,742
American General Finance Co.
5.850%, 06/01/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	988,960
General Electric Capital Corp.
5.200%, 02/01/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,035,035
		2,522,737
Publishing Industries – 1.84%
Oracle Corp.
5.000%, 01/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,026,516

Specialty Retail – 3.61%
Home Depot, Inc.
4.625%, 08/15/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,001,725
5.200%, 03/01/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,010,661
		2,012,386
TOTAL CORPORATE BONDS
(Cost $11,563,789) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		11,692,216

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2008 (Continued)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES – 4.55%
Federal Home Loan Bank
2.850%, 03/17/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$500,000	$500,634
5.000%, 07/12/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	529,333
Federal Home Loan Mortgage Corporation
3.550%, 01/22/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . .	500,000	500,379
Federal National Mortgage Association
5.500%, 04/25/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,001,790
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,486,390) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2,532,136

SHORT-TERM INVESTMENTS – 2.49%
U.S. Treasury Obligations – 1.78%
United States Treasury Bill
1.289%, 09/18/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	993,153

Variable Rate Demand Note – 0.71%
Aim Liquid Assets
2.911% (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	394,015	394,015

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,387,994) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,387,168
Total Investments
(Cost $59,854,529) – 99.42% . . . . . . . . . . . . . . . . . . . .		55,376,943
Other Assets in Excess of Liabilities – 0.58% . . . . . . . .		323,997
TOTAL NET ASSETS – 100.00% . . . . . . . . . . . . . . . . . . .		$55,700,940

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of March 31, 2008.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2008

	Shares	Value
COMMON STOCKS – 97.02%
Aerospace & Defense – 2.11%
Boeing Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000	$371,850

Air Freight & Logistics – 1.24%
United Parcel Service, Inc. . . . . . . . . . . . . . . . . . . . . . . .	3,000	219,060

Beverages – 2.25%
The Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,500	395,655

Commercial Banks – 1.97%
Associated Banc-Corp . . . . . . . . . . . . . . . . . . . . . . . . . .	6,500	173,095
Marshall & Ilsley Corporation . . . . . . . . . . . . . . . . . . . .	7,500	174,000
		347,095
Communications Equipment – 4.10%
Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,000	722,700

Computers & Peripherals – 0.90%
Dell, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000	159,360

Consumer Finance – 1.24%
American Express Co. . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000	218,600

Diversified Consumer Services – 4.03%
Apollo Group, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000	259,200
Career Education Corp. (a) . . . . . . . . . . . . . . . . . . . . . .	7,000	89,040
Corinthian Colleges, Inc. (a) . . . . . . . . . . . . . . . . . . . . .	50,000	361,500
		709,740
Diversified Financial Services – 7.08%
Bank of America Corp. . . . . . . . . . . . . . . . . . . . . . . . . .	11,000	417,010
J.P. Morgan Chase & Co. . . . . . . . . . . . . . . . . . . . . . . . .	8,800	377,960
Moody’s Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,000	452,790
		1,247,760
Electronic Equipment & Instruments – 1.74%
Anixter International, Inc. (a) . . . . . . . . . . . . . . . . . . . .	4,800	307,392

Energy Equipment & Services – 1.23%
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500	217,500

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2008 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing – 5.76%
CVS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,000	$364,590
Walgreen Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000	228,540
Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000	421,440
		1,014,570
Food Products – 2.74%
Hain Celestial Group, Inc. (a) . . . . . . . . . . . . . . . . . . . . .	7,000	206,500
Nestle SA – ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,200	275,959
		482,459
Health Care Equipment & Supplies – 7.53%
Covidien Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,000	177,000
Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,300	546,581
Tomotherapy, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,000	215,250
Zimmer Holdings, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . .	5,000	389,300
		1,328,131
Health Care Providers & Services – 3.42%
Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500	393,825
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,000	209,480
		603,305
Industrial Conglomerates – 5.06%
General Electric Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,000	518,140
Tyco International Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .	8,500	374,425
		892,565
Insurance – 5.59%
American International Group, Inc. . . . . . . . . . . . . . . .	12,500	540,625
Berkshire Hathaway, Inc. – Class A (a) . . . . . . . . . . . . . .	3	400,200
Berkshire Hathaway, Inc. – Class B (a) . . . . . . . . . . . . . .	10	44,729
		985,554
IT Services – 9.34%
Alliance Data Systems Corp. (a) . . . . . . . . . . . . . . . . . . .	6,000	285,060
Electronic Data Systems Corp. . . . . . . . . . . . . . . . . . . .	10,000	166,500
Fiserv, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	480,900
Metavante Technologies, Inc. . . . . . . . . . . . . . . . . . . . .	8,000	159,920
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500	256,950
Western Union Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,000	297,780
		1,647,110

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2008 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Machinery – 1.09%
Manitowoc Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,700	$191,760

Media – 1.15%
The McGraw-Hill Companies, Inc. . . . . . . . . . . . . . . . .	5,500	203,225

Multiline Retail – 1.83%
Kohl’s Corp. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500	321,675

Oil, Gas & Consumable Fuels – 6.94%
ChevronTexaco Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	7,200	614,592
Exxon Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,200	608,976
		1,223,568
Pharmaceuticals – 4.65%
Johnson & Johnson . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,100	460,577
Merck & Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,500	170,775
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,000	188,370
		819,722
Road & Rail – 2.09%
Burlington Northern Santa Fe Corp. . . . . . . . . . . . . . .	4,000	368,880

Semiconductor & Semiconductor Equipment – 1.49%
Microchip Technology, Inc. . . . . . . . . . . . . . . . . . . . . . .	8,000	261,840

Software – 6.16%
Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,000	851,400
Oracle Corp. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,000	234,720
		1,086,120
Specialty Retail – 4.29%
Cabela’s, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,800	337,008
Cost Plus, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,800	140,030
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000	167,820
Office Depot, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	110,500
		755,358
TOTAL COMMON STOCKS
(Cost $19,056,014) . . . . . . . . . . . . . . . . . . . . . . . . . . . .		17,102,554

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2008 (Continued)

	Shares	Value
EXCHANGE-TRADED FUND – 2.25%
Vanguard Europe Pacific ETF . . . . . . . . . . . . . . . . . . . . .	9,000	$396,990

TOTAL EXCHANGE-TRADED FUND
(Cost $455,569) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		396,990

	Principal
	Amount
SHORT-TERM INVESTMENTS – 1.07%
Variable Rate Demand Notes – 1.07%
Aim Liquid Assets
2.970% (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$188,760	188,760

TOTAL SHORT-TERM INVESTMENTS
(Cost $188,760) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		188,760
Total Investments
(Cost $19,700,343) – 100.34% . . . . . . . . . . . . . . . . . . .		17,688,304
Liabilities in Excess of Other Assets – (0.34)% . . . . . . .		(59,631)
TOTAL NET ASSETS – 100.00% . . . . . . . . . . . . . . . . . . .		$17,628,673

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of March 31, 2008.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2008

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value* . . . . . . . . . . . . . . . . . . . . . . . .	$55,376,943	$17,688,304
Dividends, interest and other receivables . . . . . . . . .	277,220	18,124
Receivable for investments sold . . . . . . . . . . . . . . . . .	191,130	269,319
Receivable for fund shares sold . . . . . . . . . . . . . . . . .	100,665	16,000
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,809	6,932
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,952,767	17,998,679

Liabilities
Payable for investments purchased . . . . . . . . . . . . . .	79,577	298,932
Payable for fund shares redeemed . . . . . . . . . . . . . .	25,000	—
Accrued distribution fees . . . . . . . . . . . . . . . . . . . . . .	16,230	4,590
Payable to Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,318	14,964
Due to custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,095	—
Administrative and
accounting services fee payable . . . . . . . . . . . . . . .	7,065	2,250
Accrued expenses and other liabilities . . . . . . . . . . .	79,542	49,270
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	251,827	370,006
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$55,700,940	$17,628,673

Net Assets Consist Of:
Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$63,675,756	$21,455,709
Accumulated net investment income . . . . . . . . . . . .	268,674	31,727
Accumulated net realized loss . . . . . . . . . . . . . . . . . .	(3,765,904)	(1,846,724)
Net unrealized depreciation on investments . . . . . .	(4,477,586)	(2,012,039)
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$55,700,940	$17,628,673

Capital shares outstanding,
$0.001 par value (200 million shares authorized) . .	3,180,184	1,069,070
Net asset value offering and
redemption price per share . . . . . . . . . . . . . . . . . . .	$17.52	$16.49

* Cost of Investments . . . . . . . . . . . . . . . . . . . . . . . . .	$59,854,529	$19,700,343

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Operations
For the Period Ended March 31, 2008 (a)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$615,153	$259,280
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	812,848	37,339
Total Investment Income . . . . . . . . . . . . . . . . . . . .	1,428,001	296,619

Expenses:
Investment Advisory fees (b) . . . . . . . . . . . . . . . . . . . .	322,515	109,859
Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	124,044	42,253
Administrative & accounting service fees (b) . . . . . . .	74,427	25,352
Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,696	32,696
Transfer agent fees and expenses . . . . . . . . . . . . . . . .	51,475	29,569
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47,620	23,017
Offering expenses (b) . . . . . . . . . . . . . . . . . . . . . . . . . .	43,831	40,034
Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,567	4,120
Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . .	24,547	23,047
Director fees and expenses . . . . . . . . . . . . . . . . . . . . ..	19,689	7,209
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,930	11,001
Insurance expense . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,290	4,784
Printing and mailing expenses . . . . . . . . . . . . . . . . . .	6,489	2,204
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,771	902
Total expenses before waiver . . . . . . . . . . . . . . . . .	776,891	356,047
Less: Fees waived (b) . . . . . . . . . . . . . . . . . . . .	(231,096)	(153,231)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .	545,795	202,816
Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . .	882,206	93,803

Realized and Unrealized Loss:
Net realized loss on investments . . . . . . . . . . . . . .	(3,765,904)	(1,846,724)
Net Change in unrealized
depreciation on investments . . . . . . . . . . . . . . . .	(4,477,586)	(2,012,039)
Net realized and unrealized
loss on investments . . . . . . . . . . . . . . . . . . . . .	(8,243,490)	(3,858,763)

Net Decrease in Net Assets
Resulting from Operations . . . . . . . . . . . . . . . . . . . .	$(7,361,284)	$(3,764,960)

(a) For the period May 24, 2007 (commencement of operations) through March 31, 2008.
(b) See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Changes in Net Assets

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
	For the Period	For the Period
	May 24, 2007*	May 24, 2007*
	through	through
	March 31,	March 31,
	2008	2008
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . ..	$882,206	$93,803
Net realized loss on investments . . . . . . . . . . . . .	(3,765,904)	(1,846,724)
Net change in unrealized
depreciation on investments . . . . . . . . . . . . . . .	(4,477,586)	(2,012,039)
Net decrease in net assets
resulting from operations . . . . . . . . . . . . . . .	(7,361,284)	(3,764,960)
Dividends and Distributions to Shareholders:
Net investment income . . . . . . . . . . . . . . . . . . . . ..	(657,363)	(102,110)
Total dividends and distributions . . . . . . . . . .	(657,363)	(102,110)
Fund Share Transactions:
Proceeds from shares sold . . . . . . . . . . . . . . . . . . .	70,466,806	26,171,160
Shares issued in reinvestment of dividends . . . . .	218,964	44,331
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . .	(7,016,183)	(4,769,748)
Net increase in net assets
from capital share transactions . . . . . . . . . . . . .	63,669,587	21,445,743
Total increase in net assets . . . . . . . . . . . . . . .	55,650,940	17,578,673
Net Assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . .	50,000	50,000
End of period** . . . . . . . . . . . . . . . . . . . . . . . . . . .	$55,700,940	$17,628,673

** Including undistributed net
investment income of . . . . . . . . . . . . . . . . . . . . .	$268,674	$31,727
Change in Shares Outstanding:
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,541,392	1,326,871
Shares issued to holders in
reinvestment of dividends . . . . . . . . . . . . . . . . .	11,691	2,417
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .	(375,399)	(262,718)
Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,177,684	1,066,570

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund Financial Highlights
	For the Period
	May 24, 2007*
	through
	March 31, 2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .	$20.00

Operations:
Net investment income(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.28
Net realized and unrealized loss . . . . . . . . . . . . . . . . . . . . . . . . .	(2.55)
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . .	(2.27)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . . . . . . . . .	(0.21)
Total dividends and distributions . . . . . . . . . . . . . . . . . . . . . . . .	(0.21)
Change in net asset value for the period . . . . . . . . . . . . . . . . . .	(2.48)
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . .	$17.52

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(11.44	)%(2)

Ratios/Supplemental Data
Net assets, end of period (000) . . . . . . . . . . . . . . . . . . . . . . . . . .	$55,701

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers . . . . . . . . . . . .	1.56	%(3)
After expense reimbursement and waivers . . . . . . . . . . . . ..	1.10	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement and waivers . . . . . . . . . . . .	2.24	%(3)
After expense reimbursement and waivers . . . . . . . . . . . . ..	1.78	%(3)

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51	%(2)

* Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2) Not annualized.
(3) Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights
	For the Period
	May 24, 2007*
	through
	March 31, 2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .	$20.00

Operations:
Net investment income(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.08
Net realized and unrealized loss . . . . . . . . . . . . . . . . . . . . . . . . .	(3.50)
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . .	(3.42)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . . . . . . . . .	(0.09)
Total dividends and distributions . . . . . . . . . . . . . . . . . . . . . . . .	(0.09)
Change in net asset value for the period . . . . . . . . . . . . . . . . . .	(3.51)
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . .	$16.49

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(17.14	)%(2)

Ratios/Supplemental Data
Net assets, end of period (000) . . . . . . . . . . . . . . . . . . . . . . . . . .	$17,629

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers . . . . . . . . . . . .	2.10	%(3)
After expense reimbursement and waivers . . . . . . . . . . . . ..	1.20	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement and waivers . . . . . . . . . . . .	1.46	%(3)
After expense reimbursement and waivers . . . . . . . . . . . . ..	0.56	%(3)

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67	%(2)

* Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2) Not annualized.
(3) Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through March 31, 2008

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 200 million shares per series, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

PLUMB FUNDS

Notes to Financial Statements
For the Period From May 24, 2007 through March 31, 2008 (Continued)

Use of Estimates:

In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the fiscal period ended March 31, 2008, $43,831 for the Plumb Balanced Fund and $40,034 for the Plumb Equity Fund, was reclassified from paid-in capital to undistributed net investment income.

New Accounting Pronouncements:

Effective September 28, 2007 the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109,

PLUMB FUNDS
Notes to Financial Statements
For the Period From May 24, 2007 through March 31, 2008 (Continued)

“Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended March 31, 2008, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $124,044 and $42,253, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2008, $16,230 and $4,590 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has, contractually agreed to limit the expenses until June 30, 2010, to the extent that the Funds total annual operating expenses exceed 1.10% and 1.20% for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup

PLUMB FUNDS
Notes to Financial Statements
For the Period From May 24, 2007 through March 31, 2008 (Continued)

amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended March 31, 2008, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $231,096 and $153,231, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2011 . . . . . . . $231,096	2011 . . . . . . . $153,281

The Funds also have an Administrative and Accounting Services Agreement with the Advisor which provides for the administrative and accounting fees computed daily and paid monthly at an annual rate of 0.15% of the Funds’ average daily net assets.

5.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:
U.S. Government	$3,006,037	$—
Other	$88,455,139	$32,894,968
Sales:
U.S. Government	$3,025,333	$—
Other	$22,641,719	$11,537,863

The advisor advanced certain reimbursable offering expenses incurred prior to the Funds’ commencement of operations, all of which has been reimbursed to the Advisor during the period May 24, 2007 (commencement of operations) through March 31, 2008.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2008, Charles Schwab Inc., for the benefit of its customers, owned 28% of the Plumb Equity Fund.  As a result, Charles Schwab Inc. may be deemed to control the Plumb Equity Fund.

PLUMB FUNDS
Notes to Financial Statements
For the Period From May 24, 2007 through March 31, 2008 (Continued)

7.	FEDERAL TAX INFORMATION

As of March 31, 2008 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$59,907,793	$19,824,881

Unrealized Appreciation	$1,311,189	$479,774
Unrealized Depreciation	(5,842,039)	(2,616,351)
Net tax unrealized
depreciation on investments	$(4,530,850)	$(2,136,577)

Undistributed ordinary income	$268,674	$31,727
Undistributed long-term capital gains	—	—
Distributable earnings	$268,674	$31,727

Other accumulated losses	(3,712,640)	(1,722,186)
Total accumulated losses	$(7,974,816)	$(3,827,036)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2008 the funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover	Expires
Plumb Balanced Fund	506,660	03/31/16
Plumb Equity Fund	211,702	03/31/16

As of March 31, 2008, the funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	3,205,980
Plumb Equity Fund	1,510,484

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2008 was as follows:
	Plumb Balanced Fund	Plumb Equity Fund
	Period Ended	Period Ended
	March 31, 2008	March 31, 2008
Distributions paid from:
Ordinary Income	$657,363	$102,110
Total Distributions Paid	$657,363	$102,110

PLUMB FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc. (the “Funds”), comprising the Plumb Balanced Fund and the Plumb Equity Fund, as of March 31, 2008, and the related statements of operations and statements of changes in net assets, and financial highlights for the period May 24, 2007 (commencement of operations) through March 31, 2008.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the Funds’ custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Plumb Balanced Fund and the Plumb Equity Fund, as of March 31, 2008, the results of their operations for the period then ended, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 22, 2008

PLUMB FUNDS
Additional Information (Unaudited)
1.	ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS
Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served (1)	Five Years	Director

Independent Directors:

Patrick J. Quinn	Director	Since	President and Chairman	National
Birth date:		2007	of the Board of Ayres	Presto
September 13, 1949			Associates (professional	Industries
			civil engineering firm)	since May
			since April 2000.	2001.

Jay Loewi	Director	Since	President of QTI Professional	None.
Birth date:		2007	Staffing, Inc. since 1992;
March 1, 1957			President QTI Human
Resources, Inc. since 1997;
President QualiTemps, Inc.
since 1992; President QTI
Consulting, Inc. since 1997.

Jeffrey B. Sauer	Director	Since	Assistant to the	None.
Birth date:		2007	Commissioner of Western
March 10, 1943			Collegiate Hockey
Association since 2002.

Interested Directors and Officers:

Thomas G. Plumb(2)	Director,	Since	President of Wisconsin	None.
Birth date:	President	2007	Capital Management, LLC
July 29, 1952	and Chief		since January, 2004; President
	Executive		of Thompson Plumb Trust
	Officer		Company; Vice President of
Thompson Plumb and
Associates (investment
advisor) until March, 2005.

Timothy R. O’Brien	Chief	Since	Principal, Vice President and	None.
Birth date:	Financial	2007	Portfolio Manager for
June 8, 1959	Officer and		Wisconsin Capital
	Treasurer		Management, LLC since
2004; prior thereto, Portfolio
Manager and Research
Analyst for Wisconsin Capital
Management, LLC.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)
Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served (1)	Five Years	Director
Connie M. Redman	Chief	Since	Vice President, Chief	None.
Birth date:	Compliance	2007	Compliance Officer and
February 27, 1966	Officer		Corporate Secretary of
Wisconsin Capital
Management, LLC since
March, 2008; Vice President,
Chief Compliance Officer,
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital Management,
LLC since October, 2005; Vice
President, Human Resources
Manager and Corporate
Secretary of Wisconsin Capital
Management, LLC from
January, 2004 through
October, 2005; prior thereto
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital
Management, LLC.

Donna M. Baker	Secretary	Since	Controller and Human	None.
Birth date:		2007	Resource Manager
March 16, 1964			of Wisconsin Capital
Management, LLC since
March 2008; Controller of
Wisconsin Capital Management,
LLC August 2004 to March 2008;
Director of Finance of Madison
Country Day School January
2002 to July 2004.

(1) Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2) Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds have an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.	QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
Plumb Balanced Fund	65.90%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2008, was as follows:

Plumb Balanced Fund	64.90%
Plumb Equity Fund	100.00%

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI 53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Jay V. Loewi, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant during the last fiscal year ended March 31, 2008.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 3/31/08
Audit Fees	$22,000
Audit-Related Fees	0
Tax Fees	$4,000
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence in its audit of the Registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/08
Registrant	$4,000
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title) /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date 6/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date 6/3/08

By (Signature and Title) /s/ Timothy R. O’Brien
Timothy R. O’Brien, Treasurer

Date 6/3/08